Shareholders' Deficit (Details) - $ / shares				1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Feb. 23, 2021	Dec. 31, 2020	Feb. 23, 2021	Jun. 30, 2022	Dec. 31, 2021
Shareholders' Equity (Details) [Line Items]
Preference shares, shares authorized			1,000,000		1,000,000	1,000,000
Preference shares, par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001
Common stock, shares issued		8,625,000		8,625,000	34,500,000	34,500,000
Common stock, shares outstanding					34,500,000	34,500,000
Issued and outstanding shares of public offering, percentage					20.00%	20.00%
Shares issued		8,625,000		8,625,000	34,500,000	34,500,000
Founder Shares [Member]
Shareholders' Equity (Details) [Line Items]
Founder Shares (in Shares)	75,000		7,187,500
Class A Ordinary Shares
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized			200,000,000		200,000,000	200,000,000
Common stock par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued			0		0	0
Subject to possible redemption shares			0		34,500,000	34,500,000
Common stock, shares outstanding			0		0	0
Class A Ordinary Shares | Subject To Possible Redemption [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued						34,500,000
Common stock, shares outstanding						34,500,000
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized			20,000,000		20,000,000	20,000,000
Common stock par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued			7,187,500		8,625,000	8,625,000
Common stock, shares outstanding			7,187,500		8,625,000	8,625,000
Founder Shares (in Shares)				1,125,000
Shares issued		8,625,000		8,625,000	8,625,000
Class B Ordinary Shares [Member] | Founder Shares [Member]
Shareholders' Equity (Details) [Line Items]
Founder Shares (in Shares)		1,125,000		1,125,000